Borrowings and debentures (Tables)	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
Schedule of borrowings and debentures

		Annual average interest rate (%)	Maturity	2025	2024
Foreign currency
Bonds		Note 15 (c)		39,036	43,921
Loans indexed to SOFR	(i)	1.93	Jan/2026 to Feb/2031	8,986	5,261
Other		5.65	Sep/2025		384
Transactions costs				(396)	(514)
				47,626	49,052

Local currency
Debentures		Note 15 (d)		3,123	3,075
Loans indexed to IPCA		6.04	Jan/2026 to Jan/2031	243	291
Loans indexed to CDI		3.41	Jan/2026 to Jul/2027	843	827
Other		6.5	Jan/2026 to May/2026	2	8
Transactions costs				(16)	(21)

				4,195	4,180

Foreign currency and local currency
Current liabilities				8,268	2,278
Non-current liabilities				43,553	50,954
Total				51,821	53,232

(i)	Debts indexed to the Security Overnight Financing Rate ("SOFR") include: (a) R$ 1,644 from credit facility contracted by Braskem Holanda Finance and Braskem Holanda, with insurance from SACE and NEXI, Italian and Japanese export credit agencies, respectively, and guarantee from Braskem; (b) R$ 399 from credit facility contracted by Braskem America, secured by Euler Hermes, the German export credit agency, without guarantee from Braskem; and (c) R$32 from a Sale & Leaseback transaction involving industrial equipment held by Braskem S.A (ownership remains with the respective lessor).

Schedule of long-term borrowings

	2025	2024
2026		2,082
2027	1,617	2,098
2028	7,581	8,495
2029	2,184	2,139
2030	8,524	9,565
2031	4,897	5,490
2032	99	100
2033	5,493	6,184
2034	4,668	5,256
2037 and thereafter	8,490	9,545
Total	43,553	50,954

Schedule of bonds

			Interest
Issuance date		Maturity	(% per year)	2025	2024
Jul-2011 and Jul-2012		Jul-2041	7,125	3,211	3,614
Oct-2017		Jan-2028	4,500	6,590	7,417
Nov-2019		Jan-2030	4,500	8,369	9,418
Nov-2019		Jan-2050	5,875	4,228	4,758
Jul-2020	(i)	Jan-2081	8,500	1,364	1,526
Feb-2023		Feb-2033	7,250	5,655	6,364
Sep-2023		Jan-2031	8,500	4,863	5,472
Oct-2024		Oct-2034	8,000	4,756	5,352
Total				39,036	43,921

(i)	The bond can be repaid by the Company at par value, for periods of 90 days prior to each interest reset. The first-interest rate adjustment occurred on January 23, 2026, from which date the interest rate became 12.004% p.a. Subsequent interest rate adjustments will occur every 5 years thereafter.

Schedule of debentures

Issuance date		Issuer	Series	Maturity	Annual stated interest rate (%)	2025	2024
jan-2022	(i)	Braskem	1st	dec-2028	IPCA + 5.54	706	676
jan-2022	(i)	Braskem	2nd	dec-2031	IPCA + 5.57	169	162
may-2022	(ii)	Braskem	1st	may-2029	CDI + 1.75	772	768
may-2022	(ii)	Braskem	2nd	may-2032	CDI + 2.00	249	248
nov-2022	(ii)	Braskem	1st	nov-2029	CDI + 1.70	1,129	1,123
nov-2022	(ii)	Braskem	2nd	nov-2032	CDI + 1.95	98	98
Total						3,123	3,075

(i) Unsecured debentures issued by Braskem, used as guarantee for the issue of Agribusiness Receivables Certificate ("CRA") by Eco Securitizadora de Direitos Creditórios do Agronegócio S.A.

(ii) Unsecured debentures.